INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Summary of Income (Loss) before Income Tax

Income (loss) before income tax consisted of:

	Year Ended December 31,
	2016	2015	2014
Macau operations	$334,409	$277,764	$775,790
Hong Kong operations	(10,511)	(54,778)	(10,062)
Philippines operations	(18,226)	(189,269)	(138,744)
Other jurisdictions’ operations	(230,576)	(93,494)	(96,562)

Income (loss) before income tax	$75,096	$(59,777)	$530,422

Summary of Income Tax Expense

The income tax expense consisted of:

	Year Ended December 31,
	2016	2015	2014
Income tax expense - current:
Macau Complementary Tax	$2,832	$408	$2,761
Lump sum in lieu of Macau Complementary Tax on dividend	2,795	2,795	2,795
Hong Kong Profits Tax	1,889	800	1,171
Income tax in other jurisdictions	36	283	622

Sub-total	7,552	4,286	7,349

(Over) under provision of income tax in prior years:
Macau Complementary Tax	(224)	(423)	(57)
Hong Kong Profits Tax	39	(14)	124
Income tax in other jurisdictions	(4)	(5)	91

Sub-total	(189)	(442)	158

Income tax (benefit) expense-deferred:
Macau Complementary Tax	(1,074)	(3,351)	(3,917)
Hong Kong Profits Tax	(69)	32	(22)
Income tax in other jurisdictions	1,958	506	(532)

Sub-total	815	(2,813)	(4,471)

Total income tax expense	$8,178	$1,031	$3,036

Schedule of Reconciliation of Income Tax Expense from Income (Loss) Before Income Tax

A reconciliation of the income tax expense from income (loss) before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2016	2015	2014
Income (loss) before income tax	$75,096	$(59,777)	$530,422
Macau Complementary Tax rate	12%	12%	12%
Income tax expense (credit) at Macau Complementary Tax rate	9,012	(7,173)	63,651
Lump sum in lieu of Macau Complementary Tax on dividend	2,795	2,795	2,795
Effect of different tax rates of subsidiaries operating in other jurisdictions	(5,823)	(37,422)	(25,416)
(Over) under provision in prior years	(189)	(442)	158
Effect of income for which no income tax expense is payable	(1,960)	(1,850)	(2,272)
Effect of expenses for which no income tax benefit is receivable	30,475	18,824	12,441
Effect of profits generated by gaming operations exempted	(93,611)	(64,437)	(109,189)
Losses that cannot be carried forward	—	979	—
Change in valuation allowance	67,479	89,757	60,868

	$8,178	$1,031	$3,036

Schedule of Net Deferred Tax Liabilities

The net deferred tax liabilities as of December 31, 2016 and 2015 consisted of the following:

	December 31,
	2016	2015
Deferred tax assets
Net operating loss carried forwards	$167,949	$149,616
Depreciation and amortization	24,248	15,644
Deferred deductible expenses	2,454	3,994
Deferred rents	26,326	21,243
Others	9,949	7,219

Sub-total	230,926	197,716

Valuation allowances
Current	(43,764)	(26,617)
Long-term	(182,349)	(165,583)

Sub-total	(226,113)	(192,200)

Total deferred tax assets	4,813	5,516

Deferred tax liabilities
Land use rights	(50,645)	(52,032)
Intangible assets	(505)	(505)
Unrealized capital allowance	(3,374)	(3,061)
Others	(6,588)	(5,414)

Total deferred tax liabilities	(61,112)	(61,012)

Deferred tax liabilities, net	$(56,299)	$(55,496)